Share-Based Payments - Additional Information (Details)												1 Months Ended								12 Months Ended
	May 31, 2022 € / shares	May 31, 2022 $ / shares	May 17, 2021 € / shares	May 17, 2021 $ / shares	May 12, 2021 € / shares	May 12, 2021 $ / shares	Dec. 01, 2019 € / shares	Oct. 09, 2019 € / shares	Aug. 19, 2019	Nov. 15, 2018 € / shares	Aug. 18, 2017 EUR (€) € / shares	May 31, 2022 EUR (€) € / shares	May 31, 2021 EUR (€)	Feb. 29, 2020 € / shares	Feb. 29, 2020 $ / shares	Sep. 30, 2019 EUR (€) shares € / shares	Sep. 30, 2019 $ / shares	May 31, 2019 € / shares	Apr. 03, 2019 € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments																				€ 51,800,000	€ 13,400,000	€ 0
Liabilities from share-based payment arrangements																				36,200,000	€ 20,600,000
Applicable wage taxes and social security contributions resulting from and withheld upon exercise																				724,000,000
Outflow to the tax authorities share based compensation																				€ 360,000,000
LTI Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																				4 years	4 years	4 years
LTI-plus program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																				2 years
Cash-settled option rights, exercised (in shares)																				(364,079)
Cash-settled option rights, outstanding (in shares)																				0	372,011	396,938
Number of share options granted in share-based payment arrangement																				0	0
BioNTech 2020 Restricted Stock Unit Plan For North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																					4 years
Liabilities from share-based payment arrangements																				€ 13,400,000	€ 13,000,000
Payment towards cash settled share based transactions																				€ 9,400,000	€ 10,100,000	€ 0
BioNTech 2020 Restricted Stock Unit Plan For North America Employees | One year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage after one year																					25.00%
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																				4 years
Liabilities from share-based payment arrangements																				€ 2,300,000	€ 1,000,000
Percentage of ADS to ordinary shares																				50.00%
Option rights exercisable period																10 years				4 years
Threshold amount of dividend by number of shares outstanding immediately following initial public offering																				€ 8,500,000,000
Percentage of target share price applicable for prior twelve month period																				107.00%
Reclassification for share-based payment arrangement												€ 3,300,000	€ 1,100,000
Percentage of exercise price increase																				7.00%
Exercise price (in euros per share) | (per share)	€ 142.6	$ 152.1	€ 175.16	$ 186.83	€ 173.66	$ 185.23						€ 142.6		€ 28.32	$ 30.78
Options outstanding, weighted-average expected life																				4 years	3 years 7 months 6 days
Price of ADS as a percentage of exercise price, maximum														800.00%	800.00%
Liability related to the phantom option awards																				€ 5,600,000	€ 3,200,000
Cash-settled option rights, outstanding (in shares)	86,118	86,118	6,463	6,463	45,279	45,279						86,118		248,096	248,096
Weighted average share price, share options granted | € / shares			€ 185.92		€ 174.51							€ 153.16		€ 28.2
Management Board Grant | Sean Marett
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																				10,000,000
Management Board Grant | Prof. Ugur Sahin, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																				20,000,000
Management Board Grant | Prof. Özlem Türeci, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																				10,000,000
Management Board Grant | Ryan Richardson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																				10,000,000
Management Board Grant | Jens Holstein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																				10,000,000
Management Board Grant | Sierk Poetting, Ph.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																				€ 10,000,000
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercise price increase																				7.00%
Exercise price (in euros per share) | € / shares								€ 13.6
Options outstanding, weighted-average expected life																				2 years 1 month 6 days	3 years 1 month 6 days
Maximum economic benefits of options exercised																€ 240,000,000
Effective exercise price maximum | € / shares																€ 30
Percent of options have vested but are subject to waiting requirements																				75.00%
Price of ADS as a percentage of exercise price, maximum																800.00%	800.00%
Weighted average share price, share options granted | € / shares								€ 13.6
Chief Executive Officer Grant | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																4 years
Option rights exercisable period																4 years
Threshold amount of dividend by number of shares outstanding immediately following initial public offering																€ 8,500,000,000
Percentage of target share price applicable for prior twelve month period																107.00%
Option to purchase ordinary shares (in shares) | shares																4,374,963
Exercise price in translation for IPO | (per share)																€ 13.6	$ 15
Chief Executive Officer Grant | Ordinary shares | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights exercisable period																10 years
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercise price increase									7.00%
Exercise price (in euros per share) | € / shares							€ 15.82			€ 10.14								€ 15.39	€ 15.03
Options outstanding, weighted-average expected life																				1 year 9 months 18 days	2 years 8 months 12 days
Effective exercise price maximum | € / shares											€ 30
Minimum strike price percent									28.00%		32.00%
Cash-settled option rights, exercised (in shares) | shares																				(583,383)
Cash-settled option rights, outstanding (in shares) | shares																				57,584	642,007	645,892
Weighted average share price, share options granted | € / shares							€ 19.84			€ 14.4								€ 16.03	€ 15.72
Employee Stock Ownership Plan | Ryan Richardson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum economic benefits of options exercised											€ 240,000,000
Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment arrangements																				€ 14,500,000	€ 3,100,000
Exercise price (in euros per share) | € / shares																				€ 10.14
Options outstanding, weighted-average expected life																				10 days
Cash-settled option rights, exercised (in shares) | shares																				289,168
Cash outflow																				€ 42,200,000
Cash-settled option rights, outstanding (in shares)																				131,853
Cash-settled related to rights vested and exercisable																				€ 11,200,000	€ 0
Number of share options granted in share-based payment arrangement																				343,854
Weighted average share price, share options granted | € / shares																				€ 155.39